Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 175,658
Expiration period	5 years
Argentina | 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 26,606
Argentina | 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	72,768
Argentina | 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	15,288
Argentina | 2021
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	113
Argentina | 2022
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	60,883
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	127,838
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 1,546
Expiration period	5 years
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 23,677